ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 28, 2023	Jul. 17, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Authorized capital total											425,000,000
Common stock, shares authorized			400,000,000				400,000,000		300,000,000	300,000,000	400,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized			25,000,000				25,000,000		10,000,000	10,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share											$ 0.0001
Net loss			$ 2,353,969	$ 2,258,944	$ 22,904,048	$ 664,601	$ 4,612,913	$ 23,568,649	$ 149,005,049	$ 658,663
Working capital deficit			15,065,882				15,065,882		10,935,108	1,106,879
Notes Payable							1,400,000
Offering Costs			290,390				290,390
Warrants							2,653,105
Goodwill			20,381,882				20,381,882		6,516,915
Derivative Liability, Current									17,500
Repayments of Debt									2,307,090
Debt Instrument, Face Amount		$ 1,944,000
Interest Expense, Operating and Nonoperating			$ 3,304				$ 3,304
Convertible Notes Payable									$ 2,595,000
Convertible Notes Payable [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest Expense, Operating and Nonoperating		$ 75,263
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill						7,200,000
Derivative Liability, Current						$ 112,000,000
Series A Convertible Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred Stock, Shares Authorized											630,900
Preferred Stock, Par or Stated Value Per Share			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock issued							$ 4,200,000
Traqiq Solutions Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration exchange	$ 1
Short term debt	209,587
Traqiq Solutions Inc [Member] | Ajay Sikka [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Short term debt	$ 209,587